SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Allowance for expected credit losses:
Deductions from asset accounts:
Balance at Beginning of Period		$ 5,581	$ 4,472
Additions, Charged to Expenses		1,354	2,229
Deductions Note	[1]	1,638	1,120
Balance at End of Period		5,297	5,581
Valuation allowance for deferred tax assets:
Deductions from asset accounts:
Balance at Beginning of Period		372,227	355,559
Additions, Charged to Expenses		16,921	16,668
Deductions Note		0	0
Balance at End of Period		$ 389,148	$ 372,227

[1]	For allowance for credit losses, amounts written off as uncollectible or transferred to other accounts or utilized.